Not FDIC Insured May Lose Value No Bank Guarantee
38903-Q1PH

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Schedule of Investments
(unaudited)
Putnam Convertible Securities Fund 2
Notes to Schedule of Investments 8

Putnam Convertible Securities Fund
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.0%
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 22,115 $ 1,595,597
Metals & Mining 0.2%
Barrick Mining Corp. ................................. Canada 25,665 1,175,201
Oil, Gas & Consumable Fuels 0.5%
Exxon Mobil Corp. ................................... United States 16,130 2,280,782
Total Common Stocks (Cost $ 3,709,813 ) .....................................
5,051,580
Convertible Preferred Stocks 10.5%
Aerospace & Defense 2.4%
b
Boeing Co. (The) , 6% ................................ United States 171,312 12,800,432
Banks 1.9%
Bank of America Corp. , L , 7.25% ........................ United States 7,820 9,743,720
Capital Markets 1.8%
Ares Management Corp. , B , 6.75% ...................... United States 86,907 4,156,762
KKR & Co., Inc. , D , 6.25% ............................. United States 112,565 5,508,931
9,665,693
Chemicals 0.9%
Albemarle Corp. , 7.25% .............................. United States 66,750 4,628,445
Financial Services 1.1%
Apollo Global Management, Inc. , 6.75% .................. United States 80,004 5,549,877
Semiconductors & Semiconductor Equipment 0.7%
Microchip Technology, Inc. , 7.5% ........................ United States 51,514 3,443,196
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co. , 7.625% .................. United States 80,375 4,868,314
Trading Companies & Distributors 0.8%
QXO, Inc. , 5.5% .................................... United States 67,805 4,295,447
Total Convertible Preferred Stocks (Cost $ 47,663,980 ) .........................
54,995,124
Principal
Amount
*
Convertible Bonds 86.6%
Aerospace & Defense 2.5%
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 5,755,000 6,782,268
c
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 2,712,000 2,802,852
c
Rocket Lab USA, Inc. , Senior Note , 144A, 4.25% , 2/01/29 ..... United States 225,000 3,511,969
13,097,089
Automobile Components 1.1%
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 2,975,000 5,784,887
Automobiles 0.3%
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 1,350,000 1,427,625
Banks 1.2%
Barclays Bank plc , Senior Note , 1% , 2/16/29 ...............
United Kingdom 6,095,000 6,283,153
Biotechnology 5.6%
Alnylam Pharmaceuticals, Inc. ,
Senior Note , 1% , 9/15/27 ........................... United States 1,503,000 1,962,974

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc., (continued)
c,d
Senior Note , 144A, 2 .55% , 9/15/28 .................... United States 5,206,000 $ 4,873,319
Arrowhead Pharmaceuticals, Inc. , Senior Note , Zero Cpn.,
1/15/32 ......................................... United States 924,000 1,039,347
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 3,529,000 5,225,567
c
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 1,329,000 1,362,225
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 4,927,000 6,848,530
c
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 2,685,000 2,973,877
Mirum Pharmaceuticals, Inc. , Senior Note , 4% , 5/01/29 .......
United States 1,415,000 4,688,956
28,974,795
Broadline Retail 2.0%
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ......
China 2,235,000 3,921,283
c
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 4,420,000 4,405,386
JD.com, Inc. , Senior Note , 0.25% , 6/01/29 .................
China 2,395,000 2,418,950
10,745,619
Capital Markets 3.5%
c ,d
Coinbase Global, Inc. , Senior Note , 144A, 2 .47% , 10/01/32 .... United States 4,909,000 4,172,194
c
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 6,451,000 5,567,213
c
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 3,430,000 3,455,039
c
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 3,851,000 4,490,266
17,684,712
Communications Equipment 3.3%
c
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 7,682,000 17,430,001
Construction & Engineering 0.5%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 2,090,000 2,583,449
Consumer Finance 0.0%
†
c
SoFi Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/15/26 United States 210 250
Consumer Staples Distribution & Retail 1.0%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 3,555,000 5,477,188
Diversified REITs 1.1%
c
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 5,823,000 6,030,881
Diversified Telecommunication Services 1.0%
c
AST SpaceMobile, Inc. ,
Senior Bond , 144A, 2% , 1/15/36 ...................... United States 1,423,000 1,943,747
Senior Note , 144A, 2.375% , 10/15/32 .................. United States 1,789,000 3,250,166
5,193,913
Electric Utilities 4.8%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 8,905,000 11,852,555
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 6,130,000 6,894,717
Southern Co. (The) , Senior Note , 4.5% , 6/15/27 ............
United States 5,720,000 6,149,000
24,896,272
Electrical Equipment 1.2%
c ,d
Bloom Energy Corp. , Senior Note , 144A, 0 .094% , 11/15/30 .... United States 5,649,000 6,405,966

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components 3.8%
c
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 3,708,000 $ 4,026,888
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 5,074,000 5,403,810
c
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 United States 3,833,000 4,313,754
c
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 6,194,000 6,160,552
19,905,004
Entertainment 3.4%
c
IMAX Corp. , Senior Note , 144A, 0.75% , 11/15/30 ........... United States 375,000 401,719
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 5,410,000 6,337,815
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 3,397,000 5,007,518
Senior Note , 2.875% , 1/15/30 ........................ United States 5,897,000 6,256,717
18,003,769
Financial Services 1.0%
Affirm Holdings, Inc. , Senior Note , 0.75% , 12/15/29 ..........
United States 5,019,000 5,197,425
Food Products 1.0%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 4,930,000 5,425,465
Ground Transportation 2.1%
c
Lyft, Inc. , Senior Note , 144A, Zero Cpn., 9/15/30 ............ United States 2,423,000 2,555,054
Uber Technologies, Inc. ,
2028 , Senior Note , 0.875% , 12/01/28 .................. United States 4,520,000 5,801,559
c,d
Senior Secured Note , 144A, 0 .11% , 5/15/28 ............. United States 2,713,000 2,706,217
11,062,830
Health Care Equipment & Supplies 1.2%
c
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 2,815,000 3,259,770
TransMedics Group, Inc. , Senior Note , 1.5% , 6/01/28 ........
United States 1,830,000 2,928,082
6,187,852
Health Care Providers & Services 0.2%
c ,d
Hims & Hers Health, Inc. , Senior Note , 144A, 3 .96% , 5/15/30 .. United States 1,302,000 1,102,273
Health Care REITs 2.2%
c
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 2,965,000 5,900,350
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 3,820,000 5,829,320
11,729,670
Hotels, Restaurants & Leisure 2.4%
c
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 7,555,000 7,577,665
c
NCL Corp. Ltd. , Senior Note , 144A, 0.75% , 9/15/30 .......... United States 5,385,000 5,253,759
12,831,424
Household Products 0.9%
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 5,119,000 4,959,031
IT Services 2.9%
c
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 4,608,000 4,864,204
c
CoreWeave, Inc. , Senior Note , 144A, 1.75% , 12/01/31 ....... United States 2,671,000 3,086,408
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 5,418,000 7,354,935
15,305,547

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Leisure Products 0.4%
Peloton Interactive, Inc. , Senior Note , 5.5% , 12/01/29 ........
United States 1,435,000 $ 2,240,332
Life Sciences Tools & Services 1.0%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 4,785,000 5,092,966
Machinery 0.8%
c
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 3,715,000 3,993,625
Media 0.6%
Cable One, Inc. , Senior Note , 1.125% , 3/15/28 .............
United States 4,150,000 3,164,375
Metals & Mining 0.6%
c
MP Materials Corp. , Senior Note , 144A, 3% , 3/01/30 ......... United States 1,125,000 3,208,500
Multi-Utilities 1.1%
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 5,570,000 6,026,740
Office REITs 1.0%
c
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 5,693,000 5,433,969
Oil, Gas & Consumable Fuels 1.5%
c
Centrus Energy Corp. , Senior Note , 144A, Zero Cpn., 8/15/32 .. United States 3,355,000 4,855,524
c
Energy Fuels, Inc. , Senior Note , 144A, 0.75% , 11/01/31 ...... United States 2,133,000 2,929,676
7,785,200
Personal Care Products 0.3%
c ,d
Oddity Finance LLC , Senior Note , 144A, 4 .25% , 6/15/30 ...... United States 2,000,000 1,667,280
Professional Services 2.2%
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 3,870,000 4,151,670
c
Planet Labs PBC , Senior Note , 144A, 0.5% , 10/15/30 ........ United States 3,145,000 7,182,394
11,334,064
Real Estate Management & Development 1.0%
c
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 4,856,000 5,244,495
Semiconductors & Semiconductor Equipment 4.3%
c
Camtek Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ......... Israel 3,031,000 4,527,275
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 2,199,000 2,265,611
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 4,104,000 6,912,953
c
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 3,631,000 5,831,495
c
Semtech Corp. , Senior Note , 144A, Zero Cpn., 10/15/30 ...... United States 2,611,000 2,943,476
22,480,810
Software 14.9%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 4,661,000 4,409,306
c
Cipher Mining, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 4,754,000 6,055,408
c ,d
Cleanspark, Inc. , Senior Note , 144A, 2 .98% , 2/15/32 ......... United States 2,834,000 2,373,475
c ,d
Commvault Systems, Inc. , Senior Note , 144A, 3 .76% , 9/15/30 .. United States 3,068,000 2,586,324
c
Core Scientific, Inc. , Senior Note , 144A, Zero Cpn., 6/15/31 .... United States 2,705,000 3,164,850
c
CyberArk Software Ltd. , Senior Note , 144A, Zero Cpn., 6/15/30 . United States 4,900,000 5,169,500
d
Datadog, Inc. , Senior Note , 0 .34% , 12/01/29 ............... United States 5,017,000 4,953,033
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 8,240,000 7,988,680
c ,d
IREN Ltd. , Senior Note , 144A, 1 .45% , 7/01/31 .............. Australia 3,770,000 3,487,250
c
Life360, Inc. , Senior Note , 144A, Zero Cpn., 6/01/30 ......... United States 3,112,000 3,278,158
d
MARA Holdings, Inc. , Senior Note , 4 .36% , 3/01/30 .......... United States 5,250,000 4,410,000
c
Nebius Group NV , Senior Note , 144A, 1% , 9/15/30 .......... Netherlands 1,787,000 1,786,106

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 10 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software (continued)
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 4,934,000 $ 4,497,341
c ,d
Rubrik, Inc. , Senior Note , 144A, 2 .44% , 6/15/30 ............ United States 1,859,000 1,673,100
Strategy, Inc. ,
Senior Note , 2.25% , 6/15/32 ......................... United States 2,975,000 3,337,058
c,d
Senior Note , 144A, 2 .82% , 3/01/30 .................... United States 6,280,000 5,604,900
c
Terawulf, Inc. ,
Senior Note , 144A, 1% , 9/01/31 ...................... United States 2,584,000 3,390,208
d
Senior Note , 144A, 0 .94% , 5/01/32 .................... United States 4,542,000 4,283,560
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 4,575,000 4,558,987
c
Unity Software, Inc. , Senior Note , 144A, Zero Cpn., 3/15/30 ... United States 1,180,000 1,329,019
78,336,263
Specialty Retail 2.4%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 3,085,000 4,684,572
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 4,630,000 7,935,357
12,619,929
Technology Hardware, Storage & Peripherals 4.3%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 2,934,000 14,565,843
Western Digital Corp. , Senior Note , 3% , 11/15/28 ...........
United States 1,195,000 7,941,259
22,507,102
Total Convertible Bonds (Cost $ 389,097,637 ) .................................
454,861,740
Total Long Term Investments (Cost $ 440,471,430 ) .............................
514,908,444
a
Short Term Investments 4.1%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.8%
e,f
Putnam Short Term Investment Fund , Class P , 3.863% ....... United States 9,638,626 9,638,626
Total Management Investment Companies (Cost $ 9,638,626 ) ...................
9,638,626
Investments from Cash Collateral Received for
Loaned Securities 2.3%
Money Market Funds 2.3%
e,f
Putnam Cash Collateral Pool, LLC , 3.878% ................ United States 11,788,650 11,788,650
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 11,788,650 ) .........................................................
11,788,650
Total Short Term Investments (Cost $ 21,427,276 ) ..............................
21,427,276
a
Total Investments (Cost $ 461,898,706 ) 102.2% ................................
$536,335,720
Other Assets, less Liabilities (2.2) % .........................................
(11,293,400)
Net Assets 100.0% .........................................................
$525,042,320
a a a

Putnam Convertible Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2026.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $221,712,851, representing 42.2% of net assets.
d
The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Convertible Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Convertible Securities Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s

Putnam Convertible Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $6,496,342 $53,574,140 $(50,431,856) $— $— $9,638,626 9,638,626 $149,870
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.878% ............. $660,800 $27,296,154 $(16,168,304) $— $— $11,788,650 11,788,650 $40,399
Total Affiliated Securities ... $7,157,142 $80,870,294 $(66,600,160) $— $— $21,427,276 $190,269
2. Financial Instrument Valuation
(continued)

Putnam Convertible Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
a
For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Convertible Securities Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 5,051,580 $ — $ — $ 5,051,580
Convertible Preferred Stocks ................ 54,995,124 — — 54,995,124
Convertible Bonds ....................... — 454,861,740 — 454,861,740
Short Term Investments ................... 9,638,626 11,788,650 — 21,427,276
Total Investments in Securities ........... $69,685,330 $466,650,390 $— $536,335,720
4. Fair Value Measurements
(continued)
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.